Nature of Operations and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Nature of Operations and Basis of Presentation
1.	Nature of Operations and Basis of Presentation

Nature of Operations

Nucor is principally a manufacturer of steel and steel products, as well as a scrap broker and processor, with operating facilities and customers primarily located in North America.

Principles of Consolidation

The consolidated financial statements include Nucor and its controlled subsidiaries, including Nucor-Yamato Steel Company, a limited partnership of which Nucor owns 51%. All significant intercompany transactions are eliminated.

Distributions are made to noncontrolling interest partners in Nucor-Yamato Steel Company in accordance with the limited partnership agreement by mutual agreement of the general partners. At a minimum, sufficient cash is distributed so that each partner may pay their U.S. federal and state income taxes.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Reclassifications

In 2012, we began classifying internal fleet and some common carrier costs in cost of products sold in the consolidated statements of earnings. We made this change so that all freight costs will be recorded within the same financial statement line item to allow users of our financial statements to better understand our expense structure. This change resulted in the reclassification of $67.2 million of these costs from marketing, administrative and other expenses to cost of products sold for the year ended December 31, 2011 ($59.9 million in 2010) in order to conform to the current year presentation. Additionally, certain other prior period amounts have been reclassified to conform to current period presentation. These reclassifications did not have an impact on net earnings for the current or any prior periods.